Revenues (Schedule of significant changes in deferred revenue) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period		$ 6,177	$ 14,888
New performance obligations		3,117	9,953
Reclassification to other balance sheet item	[1]	(740)	(13,800)
Reclassification to revenue as a result of satisfying performance obligations		(5,981)	(4,864)
Balance, end of the period		2,573	6,177
Less: long-term portion of deferred revenue		0	670
Current portion, end of period		$ 2,573	$ 5,507

[1]	Deferred revenue in the amount of $13,800 thousand was reversed against Other non-current assets as a result of a termination of joint development, resulting one-time loss in the amount of $1,199 thousand recorded in the Company’s statement of operation.